FINANCIAL ASSETS AND LIABILITIES - Bunker Derivatives (Details) - t	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Bunker derivatives [Member]
Derivative [Line Items]
Outstanding amount	36,000	3,600